Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013
Commitments And Contingencies
Unfunded Commitments	$ 4,055	$ 1,745	$ 1,449
Secured Debt	$ 829	$ 0	$ 0
United Bank And 84 FINANCIAL, L.P [Member]
Commitments And Contingencies
Secured Debt				$ 1,146
Letter of Credit [Member]
Commitments And Contingencies
Debt Instrument, Face Amount				155
Letter of Credit [Member] | Benjamin Marcus Homes, LLC [Member]
Commitments And Contingencies
Debt Instrument, Face Amount				$ 29